Fair Value Measurements (Details) - Schedule of Significant Unobservable Inputs and Valuation - Fair Value, Inputs, Level 3 [Member] - Fair Value, Nonrecurring [Member] - USD ($)	5 Months Ended	12 Months Ended
	May 17, 2021	Dec. 31, 2022	Dec. 31, 2021
Stonepeak/Evolve Warrants, Series C [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value (in millions) (in Dollars per share)	$ 5.6	$ 0	$ 3.2
Valuation methodology	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes
Term (years)	10 years	8 years 4 months 24 days	9 years 4 months 24 days
Risk free rate	1.60%	3.90%	1.50%
Exercise price (in Dollars per share)	$ 15	$ 15	$ 15
Volatility	55.00%	56.00%	54.00%
Capital expenditure forecast (in millions) (in Dollars)	$ 125	$ 125	$ 125
Probability of warrants vesting	96.90%		90.70%
Stonepeak/Evolve Warrants, Series D [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value (in millions) (in Dollars per share)	$ 4.8	$ 0	$ 2.4
Valuation methodology	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes
Term (years)	10 years	8 years 4 months 24 days	9 years 4 months 24 days
Risk free rate	1.60%	3.90%	1.50%
Exercise price (in Dollars per share)	$ 20	$ 20	$ 20
Volatility	55.00%	56.00%	54.00%
Capital expenditure forecast (in millions) (in Dollars)	$ 250	$ 250	$ 250
Probability of warrants vesting	87.70%		75.80%
Stonepeak/Evolve Warrants, Series E [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value (in millions) (in Dollars per share)	$ 3.8	$ 0	$ 1.7
Valuation methodology	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes
Term (years)	10 years	8 years 4 months 24 days	9 years 4 months 24 days
Risk free rate	1.60%	3.90%	1.50%
Exercise price (in Dollars per share)	$ 30	$ 30	$ 30
Volatility	55.00%	56.00%	54.00%
Capital expenditure forecast (in millions) (in Dollars)	$ 375	$ 375	$ 375
Probability of warrants vesting	78.20%		63.80%
Stonepeak/Evolve Warrants, Series F [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value (in millions) (in Dollars per share)	$ 3.2	$ 0	$ 1.3
Valuation methodology	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes	Monte Carlo Simulation & Black Scholes
Term (years)	10 years	8 years 4 months 24 days	9 years 4 months 24 days
Risk free rate	1.60%	3.90%	1.50%
Exercise price (in Dollars per share)	$ 40	$ 40	$ 40
Volatility	55.00%	56.00%	54.00%
Capital expenditure forecast (in millions) (in Dollars)	$ 500	$ 500	$ 500
Probability of warrants vesting	69.90%		54.50%
Stonepeak/Evolve Warrants, Series B [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value (in millions) (in Dollars per share)	$ 12.8
Valuation methodology	Black Scholes
Term (years)	10 years
Risk free rate	1.60%
Exercise price (in Dollars per share)	$ 10
Volatility	55.00%
Capital expenditure forecast (in millions) (in Dollars)
Probability of warrants vesting	100.00%
Stonepeak/Evolve Warrants, Option [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value (in millions) (in Dollars per share)	$ 12.6
Valuation methodology	Black Scholes
Term (years)	7 years 6 months
Risk free rate	1.40%
Exercise price (in Dollars per share)	$ 50
Volatility	57.00%
Capital expenditure forecast (in millions) (in Dollars)
Probability of warrants vesting